Segmented Information	12 Months Ended
Jun. 30, 2021
Disclosure Of Entities Reportable Segments [abstract]
Segmented Information
1 7 .	SEGMENTED INFORMATION

(a)	Operating Segments
The Company and its subsidiaries operate primarily in one principal business, that being development, marketing, and support of management and data security solutions for endpoint computing devices.

(b)	Entity wide disclosures
Geographic revenue information is based on the location of the customer invoiced. Long-lived assets include non-current
contract acquisition assets, property and equipment, right
-
of
-
use assets and goodwill.

	Year ended June 30,
	June 30, 2021	June 30, 2020
Revenue
United States	$101,020	$89,719
Rest of world	17,994	12,839
Canada	1,770	2,113

	$120,784	$104,671

	June 30, 2021	June 30, 2020
Non-current assets
Canada	$10,875	$12,201
United States and rest of world	11,092	9,487

	$21,967	$21,688